Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Changes in goodwill and intangible assets consisted of the following:

	Goodwill	Intangible Assets
Balance at December 31, 2013	$33,745	$38,191
Amortization expense	—	(5,186)
Balance at December 31, 2014	33,745	33,005
Loss on impairment (Note 15)	—	(18,606)
Amortization expense	—	(2,620)
Balance at December 31, 2015	$33,745	$11,779

Goodwill
As of December 31, 2015, the Partnership had goodwill of $33,745 based on the allocation of the purchase price of its acquisition of D&I.
Intangible Assets
Intangible assets arising from the acquisition of D&I consisted of the following:

		December 31,
	Useful life	2015	2014
Supplier agreements	1-20 Years	$21,997	$21,997
Customer contracts and relationships	1-10 Years	18,132	18,132
Other intangible assets	1-3 Years	1,749	1,749
Intangible assets		41,878	41,878
Less: Accumulated amortization and impairments		(30,099)	(8,873)
Intangible assets, net		$11,779	$33,005

Amortization expense was $2,620 and $5,186 for the years ended December 31, 2015 and 2014, respectively. The weighted average remaining life of intangible assets was 7 years as of December 31, 2015.
During the year ended December 31, 2015, we completed an impairment assessment of the intangible asset associated with the Sand Supply Agreement.  Given current market conditions, coupled with our ability to source sand from our sponsor on more favorable terms, we determined that the fair value of the agreement was less than its carrying value, resulting in an impairment of $18,606. Refer to Note 15 for additional disclosure on impairments.
As of December 31, 2015, future amortization is as follows:

Fiscal Year	Amortization
2016	$1,682
2017	1,682
2018	1,682
2019	1,682
2020	1,682
Thereafter	3,369
$11,779